RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF LIST OF RELATED PARTIES

The following is a list of related parties which the Company had transactions with during the six months ended June 30, 2025 and 2024:

	Name	Relationship
(a)	Huiyan Xie	5.38% shareholder of the Company
(b)	Huajian Xu	CEO of the Company

The following is a list of related parties which the Company had transactions with during the years ended December 31, 2024 and 2023:

	Name	Relationship
(a)	Jiancong Cai	Deputy General Manager/7.416% shareholder of the Company
(b)	Huiyan Xie	7.416% shareholder of the Company
(c)	Huajian Xu	CEO of the Company
(d)	Xing Xia	Deputy General Manager/15% shareholder of Wuxi Jinbang .Xing Xia is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.
(e)	Jiangsu Zhihe New Energy Technology Co., Ltd.	Xia Xing(d) holds 49% of the Company’s shares and serves as a supervisor. This entity is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.
(f)	Pingyi Xu	Xu Huajian’s son
(g)	Linhui He	Cai Jiancong (a)’s wife
(i)	Wealthford Capital Ltd.	39.865% shareholder of the Company
(j)	Hangzhou Zhiyi Digital Technology Co., Ltd.	Xu Pingyi(f) holds 90% of the Company’s shares and serves as a supervisor. Xu Huajian(c) holds 10% of the Company’s shares.
(k)	Qianlimu (Shiyan) Technology Co., LTD	Hangzhou Zhiyi Digital Technology Co., Ltd. (j) holds 70% of the company’s share.
(L)	CEDE & CO	20.611% shareholder of the Company

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

As of June 30, 2025and December 31, 2024,  amounts due from related parties, consisted of the following:

	December 31, 2024	Borrowed	Repaid	Exchange Rate Translation	Reclass to OP	Disposal of Subsidiaries	June 30, 2025
Amounts due to related parties
(a) Huiyan Xie	27,729	345,486	(530,725)	(9,895)	-	(287,421)	120,016
(b) Huajian Xu	684,681	36,999	(650,058)	101	-	-	71,723
Total amounts due to related parties	$712,410	$382,484	$(1,180,782)	$(9,794)	$-	$(287,421)	$191,739

As of December 31, 2024 and 2023, amounts due to related parties consisted of the following:

					Exchange
		December 31,			Rate	Reclass to	Disposal of	December 31,
		2023	Borrowed	Repaid	Translation	OP	Subsidiaries	2024
Amounts due to related parties
(e)	Jiancong Cai	$153,976	$625,880	$(586,294)	$(4,769)	$-	$(188,793)	$-
(f)	Huiyan Xie	374,475	7,709,522	(8,062,758)	6,490	-	-	27,729
(g)	Huajian Xu	856,068	37,300	(207,345)	(1,342)	-	-	684,681
(d)	Xing Xia	286,852	374,585	(389,628)	23,435	-1,136,886	841,642	-
Total amounts due to related parties		$1,671,371	$8,747,287	$(9,246,025)	$23,814	$(1,136,886)	$652,849	$712,410

	December 31,			Exchange Rate	December 31,
	2022	Borrowed	Repaid	Translation	2023
Amounts due to related parties
(e) Jiancong Cai	$146,637	$3,194,892	$(3,187,141)	$(412)	$153,976
(f) Huiyan Xie	146,573	374,475	(146,573)	-	374,475
(g) Huajian Xu	1,192,611	955,107	(1,291,420)	(231)	856,068
(f) Pingyi Xu	169,806	-	(169,806)	-	-
(d) Xing Xia	-	286,852	-	-	286,852
Total amounts due to related parties $	1,655,627	$4,811,327	$(4,794,940)	$(643)	$1,671,371

SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

As of December 31, 2023, amounts due from related parties, consisted of the following:

	December 31,		Received	Exchange Rate	December 31,
	2022	Provided	Repayment	Translation	2023
Amounts due from related parties
(a) Jiancong Cai	$645,309	$-	$(628,568)	$(16,741)	$-
(b) Huiyan Xie	836,320	12,261,386	(13,075,865)	(21,841)	-
(d) Xing Xia	2,034,810	4,635,445	(6,615,184)	(55,071)	-
Total amounts due from related parties	$3,516,439	$16,896,831	$(20,319,617)	$(93,653)	$-

SCHEDULE OF MATERIAL RELATED PARTY TRANSACTIONS

Other than the interest free loans due to and due from shareholders, for which the balances are disclosed above, for the years ended December 31, 2024 and 2023, the Company had the following material related party transactions:

			Year Ended December 31,
	Related Parties	Nature	2024	2023
(d)	Xing Xia	sale of products	$108,413	$-